SCHEDULE OF CONVERTIBLE NOTES PAYABLE (Details) - USD ($)														1 Months Ended
	Sep. 20, 2022	Sep. 09, 2022	Jun. 22, 2022	Jun. 01, 2022	May 10, 2022	Apr. 28, 2022	Mar. 23, 2022	Sep. 17, 2020	Sep. 17, 2020	Jun. 23, 2020	Jun. 23, 2020	Jan. 28, 2020	Jan. 28, 2020	Aug. 31, 2022	Sep. 30, 2022	Jul. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Convertible notes payable															$ 1,921,816			$ 700,816	$ 616,500
Original issue discount															(78,739)			(53,614)	(19,667)
Debt discount															(327,634)				(78,165)
Total convertible notes payable															1,515,443			647,202	518,668
Convertible Promissory Note One [Member]
Short-Term Debt [Line Items]
Convertible notes payable												$ 457,380	$ 457,380		457,380		$ 457,380	457,380	385,000
Debt Instrument, Maturity Date												Oct. 20, 2022	Oct. 20, 2022
Convertible Promissory Note Two [Member]
Short-Term Debt [Line Items]
Convertible notes payable										$ 60,500	$ 60,500				60,500		60,500	60,500	50,000
Debt Instrument, Maturity Date											Oct. 20, 2022
Convertible Promissory Note Three [Member]
Short-Term Debt [Line Items]
Convertible notes payable								$ 199,650	$ 199,650						182,936		$ 182,936	182,936	181,500
Debt Instrument, Maturity Date								Oct. 20, 2022		Oct. 20, 2022
Convertible Promissory Note Four [Member]
Short-Term Debt [Line Items]
Convertible notes payable							$ 220,000								220,000
Debt Instrument, Maturity Date							Mar. 23, 2023		Oct. 20, 2022
Convertible Promissory Note Five [Member]
Short-Term Debt [Line Items]
Convertible notes payable						$ 110,000									110,000
Debt Instrument, Maturity Date						Apr. 28, 2023
Convertible Promissory Note Six [Member]
Short-Term Debt [Line Items]
Convertible notes payable					$ 110,000										110,000
Debt Instrument, Maturity Date					May 10, 2023
Convertible Promissory Note Seven [Member]
Short-Term Debt [Line Items]
Convertible notes payable				$ 55,000											55,000
Debt Instrument, Maturity Date				Jun. 01, 2023
Convertible Promissory Note Eight [Member]
Short-Term Debt [Line Items]
Convertible notes payable			$ 82,500												82,500
Debt Instrument, Maturity Date			Jun. 22, 2023
Convertible Promissory Note Nine [Member]
Short-Term Debt [Line Items]
Convertible notes payable															341,000	$ 341,000
Convertible Promissory Note Ten [Member]
Short-Term Debt [Line Items]
Convertible notes payable														$ 110,000	110,000
Debt Instrument, Maturity Date														Aug. 31, 2023
Convertible Promissory Note Eleven [Member]
Short-Term Debt [Line Items]
Convertible notes payable		$ 82,500													82,500
Debt Instrument, Maturity Date		Sep. 09, 2023
Convertible Promissory Note Twelve [Member]
Short-Term Debt [Line Items]
Convertible notes payable	$ 110,000														$ 110,000
Debt Instrument, Maturity Date	Sep. 20, 2023